Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥) Securities	Mar. 31, 2015 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 5,874,906	¥ 7,675,630
Available-for-sale securities, Gross unrealized losses, Less than 12 months	53,650	11,562
Available-for-sale securities, Fair value, 12 months or more	587,749	1,367,638
Available-for-sale securities, Gross unrealized losses, 12 months or more	11,256	26,580
Available-for-sale securities, Fair value	6,462,655	9,043,268
Available-for-sale securities, Gross unrealized losses	¥ 64,906	¥ 38,142
Available-for-sale securities, Number of securities | Securities	1,157	1,304
Held-to-maturity securities, Fair value, Less than 12 months	¥ 1,125,726	¥ 404,150
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	10,095	2,357
Held-to-maturity securities, Fair value, 12 months or more	759,668	908,643
Held-to-maturity securities, Gross unrealized losses, 12 months or more	4,898	2,992
Held-to-maturity securities, Fair value	1,885,394	1,312,793
Held-to-maturity securities, Gross unrealized losses	¥ 14,993	¥ 5,349
Held-to-maturity securities, Number of securities | Securities	308	205
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 4,210,052	¥ 6,858,282
Available-for-sale securities, Gross unrealized losses, Less than 12 months	572	1,284
Available-for-sale securities, Fair value	4,210,052	6,858,282
Available-for-sale securities, Gross unrealized losses	¥ 572	¥ 1,284
Available-for-sale securities, Number of securities | Securities	53	35
Held-to-maturity securities, Fair value, Less than 12 months		¥ 198,580
Held-to-maturity securities, Gross unrealized losses, Less than 12 months		1,535
Held-to-maturity securities, Fair value		198,580
Held-to-maturity securities, Gross unrealized losses		¥ 1,535
Held-to-maturity securities, Number of securities | Securities		1
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 36,613	¥ 12,943
Available-for-sale securities, Gross unrealized losses, Less than 12 months	84	67
Available-for-sale securities, Fair value	36,613	12,943
Available-for-sale securities, Gross unrealized losses	¥ 84	¥ 67
Available-for-sale securities, Number of securities | Securities	19	8
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 277,903	¥ 308,929
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,152	1,161
Available-for-sale securities, Fair value, 12 months or more	35,577	139,795
Available-for-sale securities, Gross unrealized losses, 12 months or more	417	1,211
Available-for-sale securities, Fair value	313,480	448,724
Available-for-sale securities, Gross unrealized losses	¥ 1,569	¥ 2,372
Available-for-sale securities, Number of securities | Securities	59	74
Held-to-maturity securities, Fair value, Less than 12 months	¥ 23,698
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	424
Held-to-maturity securities, Fair value	23,698
Held-to-maturity securities, Gross unrealized losses	¥ 424
Held-to-maturity securities, Number of securities | Securities	4
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 55,166	¥ 181,030
Available-for-sale securities, Gross unrealized losses, Less than 12 months	387	882
Available-for-sale securities, Fair value, 12 months or more	29,218	65,506
Available-for-sale securities, Gross unrealized losses, 12 months or more	337	246
Available-for-sale securities, Fair value	84,384	246,536
Available-for-sale securities, Gross unrealized losses	¥ 724	¥ 1,128
Available-for-sale securities, Number of securities | Securities	182	490
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 570,638	¥ 74,782
Available-for-sale securities, Gross unrealized losses, Less than 12 months	6,957	213
Available-for-sale securities, Fair value, 12 months or more	279,258	760,354
Available-for-sale securities, Gross unrealized losses, 12 months or more	4,964	10,955
Available-for-sale securities, Fair value	849,896	835,136
Available-for-sale securities, Gross unrealized losses	¥ 11,921	¥ 11,168
Available-for-sale securities, Number of securities | Securities	402	329
Held-to-maturity securities, Fair value, Less than 12 months	¥ 397,672	¥ 48,068
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	4,760	189
Held-to-maturity securities, Fair value, 12 months or more	205,644	282,193
Held-to-maturity securities, Gross unrealized losses, 12 months or more	163	460
Held-to-maturity securities, Fair value	603,316	330,261
Held-to-maturity securities, Gross unrealized losses	¥ 4,923	¥ 649
Held-to-maturity securities, Number of securities | Securities	227	151
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 139,358	¥ 17,290
Available-for-sale securities, Gross unrealized losses, Less than 12 months	2,911	50
Available-for-sale securities, Fair value, 12 months or more	7,860	104,223
Available-for-sale securities, Gross unrealized losses, 12 months or more	163	1,750
Available-for-sale securities, Fair value	147,218	121,513
Available-for-sale securities, Gross unrealized losses	¥ 3,074	¥ 1,800
Available-for-sale securities, Number of securities | Securities	137	128
Held-to-maturity securities, Fair value, Less than 12 months	¥ 23,735	¥ 16,155
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	155	35
Held-to-maturity securities, Fair value, 12 months or more	172,241	187,059
Held-to-maturity securities, Gross unrealized losses, 12 months or more	483	743
Held-to-maturity securities, Fair value	195,976	203,214
Held-to-maturity securities, Gross unrealized losses	¥ 638	¥ 778
Held-to-maturity securities, Number of securities | Securities	31	31
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 268,896	¥ 109,186
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,554	873
Available-for-sale securities, Fair value, 12 months or more	155,612	184,172
Available-for-sale securities, Gross unrealized losses, 12 months or more	2,747	9,566
Available-for-sale securities, Fair value	424,508	293,358
Available-for-sale securities, Gross unrealized losses	¥ 4,301	¥ 10,439
Available-for-sale securities, Number of securities | Securities	149	125
Held-to-maturity securities, Fair value, Less than 12 months	¥ 680,621	¥ 141,347
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	4,756	598
Held-to-maturity securities, Fair value, 12 months or more	381,783	439,391
Held-to-maturity securities, Gross unrealized losses, 12 months or more	4,252	1,789
Held-to-maturity securities, Fair value	1,062,404	580,738
Held-to-maturity securities, Gross unrealized losses	¥ 9,008	¥ 2,387
Held-to-maturity securities, Number of securities | Securities	46	22
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 14,474	¥ 9,086
Available-for-sale securities, Gross unrealized losses, Less than 12 months	432	318
Available-for-sale securities, Fair value, 12 months or more	76,212	112,972
Available-for-sale securities, Gross unrealized losses, 12 months or more	1,762	2,831
Available-for-sale securities, Fair value	90,686	122,058
Available-for-sale securities, Gross unrealized losses	¥ 2,194	¥ 3,149
Available-for-sale securities, Number of securities | Securities	36	50
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 301,806	¥ 104,102
Available-for-sale securities, Gross unrealized losses, Less than 12 months	39,601	6,714
Available-for-sale securities, Fair value, 12 months or more	4,012	616
Available-for-sale securities, Gross unrealized losses, 12 months or more	866	21
Available-for-sale securities, Fair value	305,818	104,718
Available-for-sale securities, Gross unrealized losses	¥ 40,467	¥ 6,735
Available-for-sale securities, Number of securities | Securities	120	65